Leases - Schedule of Future Minimum Rental Payments in Respect of Non-cancellable Operating Leases (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Less Than 1 Year
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Future minimum rental payments in respect of non-cancellable operating leases	$ 70	$ 71
Due in a period between one year and five years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Future minimum rental payments in respect of non-cancellable operating leases	213	191
Due after five years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Future minimum rental payments in respect of non-cancellable operating leases	$ 134	$ 114